UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2002

               (Please read instructions before preparing form.)

If amended report check here: |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue, 31 fl, NY, NY    10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

David A. Katz    212-486-2004               President
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


---------------------------------ATTENTION--------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 13 day of Nov, 2000.

                                              MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                               /s/ David A. Katz
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

Matrix Asset Advisors, Inc.
FORM 13F
31-Mar-02

                                                                                              Voting Authority
                                 Title                                                        -----------------
                                   of               Value     Shares/   Sh/   Put/  Invstmt  Other
Name of Issuer                   Class  CUSIP       (x$1000)  Prn Amt   Prn   Call  Dscretn  Managers    Sole    Shared     None
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                       COM   001055102      2325      78800   SH           Sole                                     78800
AOL Time Warner                   COM   00184a105       466      19692   SH           Sole                                     19692
Abbott Laboratories               COM   002824100      9647     183397   SH           Sole                  26900             156497
Adaptec Inc.                      COM   00651F108     15418    1153185   SH           Sole                 200900             952285
Advanced Micro Devices Inc        COM   007903107      5518     375095   SH           Sole                  83100             291995
Allstate Corporation              COM   020002101      3196      84612   SH           Sole                                     84612
Alt Health Care Systems           COM   021452107         0      15000   SH           Sole                                     15000
American Express Co.              COM   025816109     12502     305223   SH           Sole                  22400             282823
American International Group I    COM   026874107     23046     319456   SH           Sole                                    319456
American Power Conversion         COM   029066107     15004    1015170   SH           Sole                 161600             853570
Ametek, Inc.                      COM   031100100       227       6100   SH           Sole                                      6100
Automatic Data Processing         COM   053015103       340       5833   SH           Sole                                      5833
BP PLC - ADR                      COM   055622104       325   6117.557   SH           Sole                                  6117.557
Bank of America Corp.             COM   060505104     25241     371079   SH           Sole                  30000             341079
Bank of New York                  COM   064057102      5122     121884   SH           Sole                                    121884
Bellsouth Corp.                   COM   079860102       423   11469.07   SH           Sole                                  11469.07
Belvedere Resources, Ltd.         COM   080903107         3      10000   SH           Sole                                     10000
Berkshire Hathaway - Class B      COM   084670207      1800        760   SH           Sole                                       760
Biomet                            COM   090613100       426      15750   SH           Sole                                     15750
Boston Scientific                 COM   101137107     18732     746606   SH           Sole                 114350             632256
Bristol-Myers                     COM   110122108       877   21661.26   SH           Sole                                  21661.26
CVS Corp.                         COM   126650100     14169     412737   SH           Sole                  69800             342937
Chubb Corp.                       COM   171232101      2601      35577   SH           Sole                                     35577
Cisco Systems Inc                 COM   17275R102       391      23122   SH           Sole                                     23122
Citigroup                         COM   172967101     40892     825777   SH           Sole                  30850             794927

Claire's Stores                   COM   179584107      9953   510911.5   SH           Sole                  94900           416011.5
Coca Cola                         COM   191216100      1562      29885   SH           Sole                                     29885
Comerica Bank                     COM   200340107     16789     268321   SH           Sole                  31650             236671
Compaq Computer                   COM   204493100      7791     745562   SH           Sole                 101800             643762
Computer Sciences Corp.           COM   205363104     11251     221695   SH           Sole                  35050             186645
Countrywide Credit Inds. Inc.     COM   222372104       591      13200   SH           Sole                                     13200
Electronic Data Systems           COM   285661104      8960     154504   SH           Sole                  19825             134679
Enviornmental Energy Service      COM   29406q101         0      10000   SH           Sole                                     10000
Exxon Mobil Corporation           COM   30231g102      2368   54034.19   SH           Sole                                  54034.19
FedEx Corp                        COM   31428X106      5417      93230   SH           Sole                  17400              75830
Federal Natl. Mortgage Assn.      COM   313586109     14788     185133   SH           Sole                                    185133
First Place Financial Corp.       COM   33610t109       451      26775   SH           Sole                                     26775
Fleet Boston Financial Corp       COM   339030108     18802   537193.1   SH           Sole                  60650           476543.1
Freddie Mac                       COM   313400301     10583   167008.2   SH           Sole                  26600           140408.2
Gap Inc.                          COM   364760108     13083   869853.2   SH           Sole                 153800           716053.2
General Electric Co.              COM   369604103      4244   113334.6   SH           Sole                                  113334.6
Goldman Sachs Group, Inc.         COM   38141G104      2407      26670   SH           Sole                                     26670
Guidant Corp.                     COM   401698105      6591     152145   SH           Sole                  20450             131695
H.J. Heinz Company                COM   423074103      9846     237260   SH           Sole                  37900             199360
Hartford Financial Services Gr    COM   416515104      2257      33140   SH           Sole                                     33140
Hewlett-Packard Inc.              COM   428236103     11001     613195   SH           Sole                  95100             518095
Household International           COM   441815107      2598      45735   SH           Sole                                     45735
Intel Corporation                 COM   458140100      1356    44578.4   SH           Sole                                   44578.4
International Business Machine    COM   459200101       643       6184   SH           Sole                                      6184
Interpublic Group                 COM   460690100      9911     289113   SH           Sole                  50550             238563
J. P. Morgan Chase & Co.          COM   46625H100     24961     700182   SH           Sole                  59900             640282
Jefferson-Pilot Corp.             COM   475070108       985      19662   SH           Sole                                     19662
John Hancock Financial Service    COM   41014s106      1192      31209   SH           Sole                                     31209
Johnson & Johnson                 COM   478160104      7748   119285.7   SH           Sole                  22300           96985.69
Knight Trading Group Inc.         COM   499063105      8705    1219200   SH           Sole                 183950            1035250
Kyocera Corp - Spons ADR          COM   501556203      7260     103715   SH           Sole                  16550              87165
Leggett & Platt Inc.              COM   524660107      6591     265760   SH           Sole                  47600             218160
Lehman Brothers                   COM   524908100      1809      27980   SH           Sole                                     27980
Liberty Media Corp - A            COM   530718105       275      21726   SH           Sole                                     21726
Lucent Technologies               COM   549463107      9612    2032124   SH           Sole                 363100            1669024

M&T Bank                          COM   55261F104       402       5000   SH           Sole                                      5000
MBNA Corp.                        COM   55262L100      3362      87160   SH           Sole                                     87160
MGIC Investment Corp.             COM   552848103       582       8500   SH           Sole                                      8500
Manpower Inc.                     COM   56418H100     13135     337835   SH           Sole                  44600             293235
Merck & Co., Inc.                 COM   589331107     11654   202392.5   SH           Sole                  27000           175392.5
Merrill Lynch & Co.               COM   590188108      5007      90417   SH           Sole                                     90417
MetLife Inc.                      COM   59156r108      2553      81032   SH           Sole                                     81032
Microsoft Corporation             COM   594918104      1727      28641   SH           Sole                   1000              27641
Morgan Stanley Dean Witter & C    COM   617446448     25259     440737   SH           Sole                  41150             399587
Motorola Inc                      COM   620076109      8819   621069.9   SH           Sole                 103600           517469.9
Novellus Systems                  COM   670008101     18684     345102   SH           Sole                  54300             290802
Orbit International Corp          COM   685559304       153      36666   SH           Sole                                     36666
Orthodontix Inc.                  COM   68750q101         9      38000   SH           Sole                                     38000
PNC Bank Corp                     COM   693475105      5820      94650   SH           Sole                                     94650
Pfizer, Inc.                      COM   717081103       727      18292   SH           Sole                                     18292
Pharmacia Corporation             COM   71713u102      8871     196785   SH           Sole                  22205             174580
Pricesmart                        COM   741511109       293       8050   SH           Sole                                      8050
Royal Dutch Petr.                 COM   780257804       206       3800   SH           Sole                                      3800
SBC Communications Corp.          COM   78387G103       264       7048   SH           Sole                                      7048
Sara Lee Corporation              COM   803111103       453      21800   SH           Sole                                     21800
Schering Plough                   COM   806605101     13172     420836   SH           Sole                  69700             351136
Schlumberger Ltd.                 COM   806857108     16046     272793   SH           Sole                  45700             227093
Sky Financial Group Inc.          COM   83080p103       333      14960   SH           Sole                                     14960
SouthTrust Corp.                  COM   844730101      1127      42675   SH           Sole                                     42675
Sprint Corp. (Fon Group)          COM   852061100      9049   591792.2   SH           Sole                  64400           527392.2
Stilwell Financial Inc.           COM   860831106      1598      65238   SH           Sole                                     65238
Sun Microsystems Inc.             COM   866810104       229      26020   SH           Sole                                     26020
Suntrust Banks Inc.               COM   867914103      2974      44562   SH           Sole                                     44562
Symbol Technologies, Inc.         COM   871508107     16387    1457875   SH           Sole                 249300            1208575
Textron Inc.                      COM   883203101       305       5965   SH           Sole                                      5965
Verizon Communications            COM   92343v104      1844      40000   SH           Sole                                     40000
Vyrex Corp.                       COM   9.29E+105        11      33000   SH           Sole                                     33000
Wachovia Corp.                    COM   929903102     13603     366865   SH           Sole                  27000             339865
Wal-Mart Stores, Inc.             COM   931142103       681      11110   SH           Sole                                     11110
Walt Disney Company               COM   254687106      8467   366849.8   SH           Sole                  73300           293549.8

Washington Mutual Inc.            COM   939322103      3627     109487   SH           Sole                                    109487
Wells Fargo Company               COM   949746101     13451     272285   SH           Sole                                    272285
Wyeth                             COM   983024100      1339      20400   SH           Sole                                     20400
Bradford & Bingley PLC                  G1288A101        45      10000   SH           Sole                                     10000
E-Kong Group Ltd.                       G2952Q109         1     250000   SH           Sole                                    250000
FEOCII Subscription Agreement           8324009           0     100000   SH           Sole                                    100000
Gulf International Minerals (C          402290100        11      50000   SH           Sole                                     50000
Prism Support Hldgs LLC                 3030551           0     250000   SH           Sole                                    250000
Vanguard Bond Index                     921937108      1320   132015.3   SH           Sole                                  132015.3
Nuveen NY Invt Quality                  67062X408       200         20   SH           Sole                                        20
REPORT SUMMARY                     105 DATA RECORDS  654867              0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.